UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21883
                                                     ---------\

                    OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--135.8%
--------------------------------------------------------------------------------------------------------------------------
OHIO--104.2%
           25,000       Ashland County Multifamily Mtg. (Ashland
$                       Assisted Living) 1                                   8.000   %        11/01/2029    $      24,999
--------------------------------------------------------------------------------------------------------------------------
          100,000       Blue Ash Tax Increment Financing (Duke Realty) 1     5.000            12/01/2035           98,865
--------------------------------------------------------------------------------------------------------------------------
           85,000       Cleveland Airport (Continental Airlines) 1           5.375            09/15/2027           85,869
--------------------------------------------------------------------------------------------------------------------------
           10,000       Cleveland Airport (Continental Airlines) 1           5.500            12/01/2008           10,081
--------------------------------------------------------------------------------------------------------------------------
          245,000       Cleveland Airport (Continental Airlines) 1           5.700            12/01/2019          248,994
--------------------------------------------------------------------------------------------------------------------------
          135,000       Cleveland Airport System 1                           5.125            01/01/2022          137,417
--------------------------------------------------------------------------------------------------------------------------
          170,000       Cleveland Airport System 1                           5.125            01/01/2027          172,909
--------------------------------------------------------------------------------------------------------------------------
          120,000       Cleveland COP (Cleveland Stadium) 1                  5.250            11/15/2022          123,742
--------------------------------------------------------------------------------------------------------------------------
          240,000       Cleveland COP (Cleveland Stadium) 1                  5.250            11/15/2027          247,418
--------------------------------------------------------------------------------------------------------------------------
           20,000       Cleveland COP (Cleveland Stadium) 1                  5.500            11/15/2018           20,690
--------------------------------------------------------------------------------------------------------------------------
           15,000       Cleveland GO                                         5.000            08/01/2018           15,400
--------------------------------------------------------------------------------------------------------------------------
          305,000       Cleveland Rock Glen Hsg. Assistance Corp.
                        (Ambleside Apartments) 2                             7.000            06/01/2018          315,343
--------------------------------------------------------------------------------------------------------------------------
           15,000       Cleveland-Cuyahoga County Port Authority 1           5.800            05/15/2027           15,334
--------------------------------------------------------------------------------------------------------------------------
          225,000       Cleveland-Cuyahoga County Port Authority
                        (Myers University) 1                                 5.600            05/15/2025          236,318
--------------------------------------------------------------------------------------------------------------------------
          150,000       Cleveland-Cuyahoga County Port Authority
                        (Perrysburg)                                         4.800            11/15/2035          148,880
--------------------------------------------------------------------------------------------------------------------------
           10,000       Columbiana County GO 1                               5.250            12/01/2024           10,227
--------------------------------------------------------------------------------------------------------------------------
           25,000       Cuyahoga County Health Care Facilities (Senior
                        Living Bet Moshev Zekenim) 1                         6.800            02/15/2035           26,812
--------------------------------------------------------------------------------------------------------------------------
           60,000       Cuyahoga County Hospital (Metro Health System) 1     5.500            02/15/2027           61,313
--------------------------------------------------------------------------------------------------------------------------
           10,000       Cuyahoga County Mtg. (West Tech Apartments) 1        5.700            03/20/2043            9,978
--------------------------------------------------------------------------------------------------------------------------
           50,000       Cuyahoga County Multifamily (Livingston Park) 1      5.350            09/20/2027           52,395
--------------------------------------------------------------------------------------------------------------------------
           40,000       Cuyahoga County Utility System (The Medical
                        Center Company) 1                                    5.850            08/15/2010           40,500
--------------------------------------------------------------------------------------------------------------------------
           20,000       Dayton Airport (James M. Cox) 1                      5.350            12/01/2032           21,004
--------------------------------------------------------------------------------------------------------------------------
           75,000       Dayton City School District (Administrative
                        Facility) 1                                          5.150            12/01/2023           78,290
--------------------------------------------------------------------------------------------------------------------------
           25,000       Dublin City School District                          5.000            12/01/2012           25,540
--------------------------------------------------------------------------------------------------------------------------
          100,000       Erie County Hospital Facilities (Firelands
                        Regional Medical Center)                             5.500            08/15/2022          106,311
--------------------------------------------------------------------------------------------------------------------------
          195,000       Fairfield County Hospital Improvement
                        (Lancaster-Fairfield Community Hospital)             5.500            06/15/2021          196,053
--------------------------------------------------------------------------------------------------------------------------
           15,000       Franklin County Health Care Facilities
                        (OH Presbyterian Retirement Services)                5.250            07/01/2033           15,696
--------------------------------------------------------------------------------------------------------------------------
           10,000       Franklin County Health Care Facilities
                        (OH Presbyterian Retirement Services) 1              5.500            07/01/2017           10,223
--------------------------------------------------------------------------------------------------------------------------
          100,000       Franklin County Mtg. (Villas at St. Therese)         5.500            07/01/2021          102,309
--------------------------------------------------------------------------------------------------------------------------
           10,000       Franklin County Multifamily Hsg. (Tuttle Park) 1     5.950            03/01/2016           10,514
--------------------------------------------------------------------------------------------------------------------------
            5,000       Geauga County Industrial Devel. Revenue
                        (Kmart Corp.) 1                                      5.500            10/01/2007            4,995
--------------------------------------------------------------------------------------------------------------------------
          250,000       Glenwillow Village GO 1                              5.000            12/01/2026          261,025
--------------------------------------------------------------------------------------------------------------------------
          225,000       Glenwillow Village GO 1                              5.875            12/01/2024          243,470
--------------------------------------------------------------------------------------------------------------------------


                  1 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
$          15,000       Green County University Hsg. (Central State
                        University) 1                                        5.100   %        09/01/2035    $      15,529
--------------------------------------------------------------------------------------------------------------------------
        2,500,000       Grove City Tax Increment Financing                   5.375            12/01/2031        2,484,600
--------------------------------------------------------------------------------------------------------------------------
           10,000       Hamilton County Hospital Facilities
                        (Children's Hospital Medical Center) 1               5.000            05/15/2013           10,009
--------------------------------------------------------------------------------------------------------------------------
           50,000       Hamilton County Sales Tax (Hamilton County
                        Football) 1                                          5.000            12/01/2027           51,482
--------------------------------------------------------------------------------------------------------------------------
          250,000       Hamilton County Sewer System 1                       5.000            12/01/2031          267,658
--------------------------------------------------------------------------------------------------------------------------
           49,000       Heath City School District                           6.375            12/01/2027           52,899
--------------------------------------------------------------------------------------------------------------------------
           10,000       Lake County Hospital Facilities (Lake
                        Hospital System)                                     5.000            08/15/2023           10,248
--------------------------------------------------------------------------------------------------------------------------
           25,000       Lake County Sewer District Improvements 1            6.250            12/01/2014           25,051
--------------------------------------------------------------------------------------------------------------------------
           75,000       Lorain County Elderly Hsg. Corp. (Harr Plaza) 1      6.375            07/15/2019           76,961
--------------------------------------------------------------------------------------------------------------------------
          185,000       Lorain County Hospital (Catholic
                        Healthcare Partners)                                 5.500            09/01/2027          190,589
--------------------------------------------------------------------------------------------------------------------------
           75,000       Lorain County Hospital (Catholic
                        Healthcare Partners)                                 5.625            09/01/2014           77,282
--------------------------------------------------------------------------------------------------------------------------
           20,000       Lorain County Hospital (Catholic
                        Healthcare Partners) 1                               5.625            09/01/2016           20,632
--------------------------------------------------------------------------------------------------------------------------
           15,000       Lorain County Hospital (Catholic
                        Healthcare Partners) 1                               5.625            09/01/2017           15,472
--------------------------------------------------------------------------------------------------------------------------
          220,000       Lorain County Port Authority (Alumalloy LLC) 1       6.000            11/15/2025          225,192
--------------------------------------------------------------------------------------------------------------------------
          225,000       Lucas County GO 1                                    6.500            12/01/2016          229,991
--------------------------------------------------------------------------------------------------------------------------
           55,000       Mahoning County Hospital Facilities
                        (Forum Health) 1                                     5.000            11/15/2025           56,418
--------------------------------------------------------------------------------------------------------------------------
          735,000       Mahoning County Hospital Facilities
                        (Forum Health) 1                                     6.000            11/15/2032          740,571
--------------------------------------------------------------------------------------------------------------------------
          170,000       Marblehead GO (Island View Waterline) 1              5.250            12/01/2026          176,725
--------------------------------------------------------------------------------------------------------------------------
          200,000       Miami County Hospital Facilities (Upper Valley
                        Medical Center) 1                                    5.250            05/15/2026          211,990
--------------------------------------------------------------------------------------------------------------------------
          100,000       Montgomery County Sewer (Greater
                        Moraine-Beaver Creek) 1                              5.600            09/01/2011          100,317
--------------------------------------------------------------------------------------------------------------------------
           25,000       Muskingum County Hospital Facilities
                        (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
                        Obligated Group) 1                                   5.400            12/01/2016           25,530
--------------------------------------------------------------------------------------------------------------------------
          325,000       New Carlisle (Twin Creek) 1                          6.125            11/01/2026          357,227
--------------------------------------------------------------------------------------------------------------------------
           10,000       OH Air Quality Devel. Authority (Cincinnati
                        Gas & Electric Company) 1                            5.450            01/01/2024           10,014
--------------------------------------------------------------------------------------------------------------------------
            5,000       OH Air Quality Devel. Authority (Cleveland
                        Electric Illuminating Company) 1                     6.000            12/01/2013            5,129
--------------------------------------------------------------------------------------------------------------------------
           60,000       OH Air Quality Devel. Authority (JMG Funding) 1      5.625            01/01/2023           61,438
--------------------------------------------------------------------------------------------------------------------------
          125,000       OH Air Quality Devel. Authority (Toledo Edison
                        Company) 1                                           6.100            08/01/2027          128,946
--------------------------------------------------------------------------------------------------------------------------
          110,000       OH Dept. Administrative Services                     5.000            06/15/2023          113,165
--------------------------------------------------------------------------------------------------------------------------
          200,000       OH Economic Devel. (Astro Instrumentation) 1         5.450            06/01/2022          212,816
--------------------------------------------------------------------------------------------------------------------------
           15,000       OH Economic Devel. (OH Enterprise Bond Fund) 1       5.150            12/01/2017           15,819
--------------------------------------------------------------------------------------------------------------------------
           65,000       OH Environmental Facilities (Ford Motor Company) 1   6.150            06/01/2030           67,156
--------------------------------------------------------------------------------------------------------------------------
          140,000       OH HFA 1                                             4.800            03/01/2036          141,407
--------------------------------------------------------------------------------------------------------------------------


                  2 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
$          30,000       OH HFA 1                                             5.250   %        09/01/2030    $      30,252
--------------------------------------------------------------------------------------------------------------------------
           35,000       OH HFA 1                                             5.750            09/01/2028           35,597
--------------------------------------------------------------------------------------------------------------------------
           15,000       OH HFA                                               6.100            09/01/2028           15,271
--------------------------------------------------------------------------------------------------------------------------
           15,000       OH HFA (Beehive/Doan Obligated Group) 1              5.950            01/15/2026           15,464
--------------------------------------------------------------------------------------------------------------------------
          600,000       OH HFA (GNMA Collateral Mtg.)                        5.000            11/20/2047          608,250
--------------------------------------------------------------------------------------------------------------------------
           10,000       OH HFA (Oakleaf Village) 1                           5.700            09/01/2026           10,008
--------------------------------------------------------------------------------------------------------------------------
            5,000       OH HFA (Single Family Mtg.) 1                        5.750            04/01/2016            5,007
--------------------------------------------------------------------------------------------------------------------------
          100,000       OH HFA (Wind River Apartments) 1                     5.550            11/01/2018          102,796
--------------------------------------------------------------------------------------------------------------------------
            5,000       OH HFA, Series A 1                                   5.400            03/01/2021            5,031
--------------------------------------------------------------------------------------------------------------------------
           50,000       OH HFA, Series A 1                                   6.150            03/01/2029           51,411
--------------------------------------------------------------------------------------------------------------------------
           10,000       OH HFA, Series A-1 1                                 5.400            09/01/2029           10,229
--------------------------------------------------------------------------------------------------------------------------
          105,000       OH HFA, Series C 1                                   5.750            09/01/2028          107,767
--------------------------------------------------------------------------------------------------------------------------
          500,000       OH Higher Educational Facility
                        (Mount Union College) 1                              5.000            10/01/2031          522,950
--------------------------------------------------------------------------------------------------------------------------
            5,000       OH Higher Educational Facility (Oberlin College) 1   5.000            10/01/2033            5,237
--------------------------------------------------------------------------------------------------------------------------
          500,000       OH Higher Educational Facility
                        (University of Dayton) 1                             5.000            12/01/2033          533,215
--------------------------------------------------------------------------------------------------------------------------
           30,000       OH Higher Educational Facility (Xavier
                        University) 1                                        5.350            11/01/2008           30,041
--------------------------------------------------------------------------------------------------------------------------
            5,000       OH Hsg. Finance Agency                               5.750            09/01/2009            5,142
--------------------------------------------------------------------------------------------------------------------------
          200,000       OH Pollution Control (General Motors Corp.) 1        5.625            03/01/2015          201,506
--------------------------------------------------------------------------------------------------------------------------
          350,000       OH Port Authority of Columbiana Solid Waste
                        (A&L Salvage) 1                                     14.500            07/01/2028          420,280
--------------------------------------------------------------------------------------------------------------------------
          110,000       OH Solid Waste (General Motors Corp.) 1              6.300            12/01/2032          112,184
--------------------------------------------------------------------------------------------------------------------------
          100,000       OH Solid Waste Disposal (USG Corp.) 1                5.600            08/01/2032          103,613
--------------------------------------------------------------------------------------------------------------------------
          950,000       OH Solid Waste Disposal (USG Corp.) 1                5.650            03/01/2033          974,415
--------------------------------------------------------------------------------------------------------------------------
          135,000       OH Solid Waste Disposal (USG Corp.) 1                6.050            08/01/2034          141,561
--------------------------------------------------------------------------------------------------------------------------
          250,000       OH Water Devel. Authority (Cargill) 1                6.300            09/01/2020          255,563
--------------------------------------------------------------------------------------------------------------------------
           15,000       OH Water Devel. Authority (Cincinnati Gas &
                        Electric) 1                                          5.450            01/01/2024           15,092
--------------------------------------------------------------------------------------------------------------------------
           70,000       OH Water Devel. Authority (Cleveland Electric
                        Illuminating Company)                                6.100            08/01/2020           71,967
--------------------------------------------------------------------------------------------------------------------------
           45,000       OH Water Devel. Authority (General Motors Corp.) 1   5.900            06/15/2008           45,004
--------------------------------------------------------------------------------------------------------------------------
          390,000       Orange Village GO (Chagrin) 1                        5.250            12/01/2024          402,620
--------------------------------------------------------------------------------------------------------------------------
            5,000       Ottawa County GO                                     5.000            09/01/2031            5,174
--------------------------------------------------------------------------------------------------------------------------
          320,000       Parma GO 1                                           5.000            12/01/2026          337,126
--------------------------------------------------------------------------------------------------------------------------
            5,000       Pike County Hospital Facilities (Pike Health
                        Services) 1                                          6.750            07/01/2017            5,073
--------------------------------------------------------------------------------------------------------------------------
           15,000       Pleasant Local School District 1                     5.100            12/01/2018           15,018
--------------------------------------------------------------------------------------------------------------------------
          225,000       Port of Greater Cincinnati Devel. Authority
                        (Public Parking Infrastructure) 1                    6.400            02/15/2034          242,964
--------------------------------------------------------------------------------------------------------------------------
           50,000       Reynoldsburgh Health Care Facilities (Wesley
                        Ridge) 1                                             6.150            10/20/2038           51,846
--------------------------------------------------------------------------------------------------------------------------
           15,000       Shawnee State University General Receipts,
                        Series A 1                                           7.100            06/01/2009           15,213
--------------------------------------------------------------------------------------------------------------------------
           25,000       Toledo Hsg. (Commodore Perry) 1                      5.400            12/01/2023           25,730
--------------------------------------------------------------------------------------------------------------------------
           30,000       Toledo Hsg. (Commodore Perry) 1                      5.450            12/01/2028           30,901
--------------------------------------------------------------------------------------------------------------------------
           55,000       Toledo Multifamily Hsg. (Hillcrest Apartments) 1     5.300            12/01/2028           56,371
--------------------------------------------------------------------------------------------------------------------------


                  3 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON            MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
$          25,000       Toledo-Lucas County Convention & Visitor's           5.700   %        10/01/2015    $      25,539
                        Bureau 1
--------------------------------------------------------------------------------------------------------------------------
          245,000       Toledo-Lucas County Port Authority 1                 5.500            05/15/2020          246,980
--------------------------------------------------------------------------------------------------------------------------
           75,000       Toledo-Lucas County Port Authority (Crocker
                        Park) 1                                              5.375            12/01/2035           80,603
--------------------------------------------------------------------------------------------------------------------------
          300,000       Toledo-Lucas County Port Authority (Northwest
                        Ohio) 1                                              5.125            11/15/2025          304,578
--------------------------------------------------------------------------------------------------------------------------
          170,000       Toledo-Lucas County Port Authority (Preston)         4.800            11/15/2035          168,730
--------------------------------------------------------------------------------------------------------------------------
           15,000       Tuscarawas County (Union Hospital Assoc.) 1          5.250            10/01/2031           15,738
--------------------------------------------------------------------------------------------------------------------------
           10,000       Warren Waterworks 1                                  5.000            11/01/2022           10,286
--------------------------------------------------------------------------------------------------------------------------
           45,000       Zanesville-Muskingum County Port Authority
                        (Anchor Glass Container Corp.) 1                    10.250            12/01/2008           45,126
                                                                                                            --------------
                                                                                                               15,877,646
U.S. POSSESSIONS--31.6%
          110,000       Puerto Rico Aqueduct & Sewer Authority 1             5.000            07/01/2019          112,239
--------------------------------------------------------------------------------------------------------------------------
           55,000       Puerto Rico Children's Trust Fund (TASC) 1           5.375            05/15/2033           57,648
--------------------------------------------------------------------------------------------------------------------------
          300,000       Puerto Rico Children's Trust Fund (TASC) 1           5.500            05/15/2039          314,391
--------------------------------------------------------------------------------------------------------------------------
          110,000       Puerto Rico Children's Trust Fund (TASC) 1           5.625            05/15/2043          115,766
--------------------------------------------------------------------------------------------------------------------------
       39,400,000       Puerto Rico Children's Trust Fund (TASC) 1           6.404 3          05/15/2050        2,719,782
--------------------------------------------------------------------------------------------------------------------------
            5,000       Puerto Rico Commonwealth GO 1                        5.125            07/01/2031            5,173
--------------------------------------------------------------------------------------------------------------------------
           50,000       Puerto Rico Electric Power Authority, Series NN 1    5.125            07/01/2029           52,537
--------------------------------------------------------------------------------------------------------------------------
           20,000       Puerto Rico HFC 1                                    5.100            12/01/2018           20,211
--------------------------------------------------------------------------------------------------------------------------
           10,000       Puerto Rico Highway & Transportation
                        Authority, Series A 1                                5.000            07/01/2038           10,184
--------------------------------------------------------------------------------------------------------------------------
           20,000       Puerto Rico Highway & Transportation
                        Authority, Series G 1                                5.000            07/01/2042           20,678
--------------------------------------------------------------------------------------------------------------------------
           80,000       Puerto Rico Highway & Transportation
                        Authority, Series K 1                                5.000            07/01/2040           83,404
--------------------------------------------------------------------------------------------------------------------------
           25,000       Puerto Rico IMEPCF (American Airlines) 1             6.450            12/01/2025           25,508
--------------------------------------------------------------------------------------------------------------------------
           30,000       Puerto Rico ITEMECF (Ana G. Mendez University) 1     5.375            02/01/2019           30,684
--------------------------------------------------------------------------------------------------------------------------
          100,000       Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1       5.500            07/01/2026          102,350
--------------------------------------------------------------------------------------------------------------------------
           75,000       Puerto Rico ITEMECF (San Lucas & Cristo
                        Redentor Hospitals) 1                                5.750            06/01/2029           73,061
--------------------------------------------------------------------------------------------------------------------------
          125,000       Puerto Rico Municipal Finance Agency, Series A 1     5.250            08/01/2023          134,610
--------------------------------------------------------------------------------------------------------------------------
          505,000       Puerto Rico Port Authority (American
                        Airlines), Series A 1                                6.250            06/01/2026          512,580
--------------------------------------------------------------------------------------------------------------------------
          260,000       Puerto Rico Port Authority (American
                        Airlines), Series A                                  6.300            06/01/2023          260,970
--------------------------------------------------------------------------------------------------------------------------
          125,000       Puerto Rico Public Buildings Authority 1             5.000            07/01/2036          130,115
--------------------------------------------------------------------------------------------------------------------------
           40,000       Puerto Rico Public Buildings Authority, Series D 1   5.125            07/01/2024           41,832
                                                                                                            --------------
                                                                                                                4,823,723
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $20,286,220)-135.8%                                                          20,701,369
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(35.8)                                                                   (5,454,764)
                                                                                                            --------------
NET ASSETS-100.0%                                                                                           $  15,246,605
                                                                                                            ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.


                  4 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2006 was $315,343, which represents 2.07% of the Fund's net assets. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCC           Bethesda Company Care, Inc.
BCG           Bethesda Care Givers
BHA           Bethesda Hospital Assoc.
BHC           Bethesda Home Care
COP           Certificates of Participation
GNMA          Government National Mortgage Assoc.
GO            General Obligation
HFA           Housing Finance Agency
HFC           Housing Finance Corp.
IMEPCF        Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
PP            Professionals PRN, Inc.
SSNH          Sunny Slope Nursing Home
TASC          Tobacco Settlement Asset-Backed Bonds

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                    VALUE       PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                          $  3,207,587          15.5%
Special Assessment                                      2,940,692          14.2
Hospital/Health Care                                    2,153,990          10.4
General Obligation                                      1,914,998           9.3
Manufacturing, Durable Goods                            1,628,900           7.9
Marine/Aviation Facilities                              1,441,024           7.0
Higher Education                                        1,389,187           6.7
Multifamily Housing                                     1,344,963           6.5
Airlines                                                1,144,002           5.5
Municipal Leases                                          734,562           3.5
Resource Recovery                                         665,454           3.2
Single Family Housing                                     397,073           1.9
Sewer Utilities                                           393,026           1.9
Parking Fee Revenue                                       323,567           1.6
Manufacturing, Non-Durable Goods                          300,689           1.5
Electric Utilities                                        273,671           1.3
Water Utilities                                           122,525           0.6
Highways/Railways                                         114,266           0.6
Sports Facility Revenue                                    72,172           0.3
Pollution Control                                          61,438           0.3
Adult Living Facilities                                    37,035           0.2
Sales Tax Revenue                                          30,534           0.1
Gas Utilities                                              10,014           0.0
                                                     ---------------------------
Total                                                $ 20,701,369         100.0%
                                                     ===========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by


                  5 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2833% as of December 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

For the period ended December 31, 2006, the average daily loan balance was $3,138,660 at an average daily interest rate of 5.297%. The Fund had borrowings outstanding of $5,500,000 at December 31, 2006 at an interest rate of 5.2833%. The Fund had gross borrowings and gross loan repayments of $13,800,000 and $8,300,000, respectively, during the period ended December 31, 2006. The maximum amount of borrowings outstanding at any month-end during the period ended December 31, 2006 was $6,200,000. The Fund paid $3,771 in fees and $64,718 in interest during the period ended December 31, 2006.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The


                  6 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  20,286,220
                                              ==============

Gross unrealized appreciation                 $     443,722
Gross unrealized depreciation                       (28,573)
                                              --------------
Net unrealized appreciation                   $     415,149
                                              ==============


                  7 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 8, 2007, which is a date within 90 days of the filing date of this report on Form N-Q, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) Prior to the evaluation of its internal controls in connection with the certifications in this report, the registrant's management became aware that other investment companies (not affiliated with the registrant) that invested in certain municipal securities referred to as "inverse floaters" and that had transferred certain municipal bonds to special purpose trusts for the purpose of investing in such inverse floaters, accounting for such transfers as "sales" in accordance with common practice in the mutual fund industry, had restated their financial statements to apply the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," ("FAS 140") to the transfers of such municipal bonds in connection with their investments in inverse floaters, in response to comments by their independent public accountants about the sale accounting treatment that had previously been applied by such investment companies to such transfers.

      Prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

      There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the registrant revised and enhanced controls over the application of FAS 140.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Ohio Municipal Fund

By: /s/ John V. Murphy
    -----------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007